Income Tax Expense Continuing Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Effective tax rate	30.00%	24.50%	23.70%
Tax rate effect of impairment of goodwill	8.40%